Consolidated Statements of Comprehensive Income (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Consolidated Statements of Comprehensive Income [Abstract]
Revenues	$ 593,397	$ 538,424	$ 499,353
Cost of work performed	501,431	436,170	400,296
Gross profit	91,966	102,254	99,057
Selling, general and administrative expenses	88,023	78,096	76,768
Operating income	3,943	24,158	22,289
Other income/(expense):
Equity income from unconsolidated subsidiaries	2,647	693	2,576
Interest income	172	395	399
Interest expense	(6)	(97)	(276)
Other, net	(15)	(249)	(296)
Income before income taxes and noncontrolling interests	6,741	24,900	24,692
Provision for income taxes	3,809	7,142	9,246
Net income from continuing operations before noncontrolling interests	2,932	17,758	15,446
Income/(loss) from discontinued operations, net of tax	723	480	(2,512)
Net income before noncontrolling interests	3,655	18,238	12,934
Less: Income attributable to noncontrolling interests	822	934	768
Net income attributable to Michael Baker Corporation	2,833	17,304	12,166
Other comprehensive income/(loss), net of tax:
Unrealized gain/(loss) on investments, net of reclassification adjustments	47	(30)	(17)
Foreign currency translation adjustments	43	20	270
Comprehensive income attributable to Michael Baker Corporation	$ 2,923	$ 17,294	$ 12,419
Earnings per share ("E.P.S.") attributable to Michael Baker Corporation
Basic E.P.S. - Continuing operations	$ 0.22	$ 1.81	$ 1.64
Diluted E.P.S. - Continuing operations	$ 0.22	$ 1.80	$ 1.60
Basic E.P.S. - Net income	$ 0.30	$ 1.86	$ 1.36
Diluted E.P.S. - Net income	$ 0.29	$ 1.85	$ 1.33